1875 K Street, N.W.
Washington, DC 20006

Tel: 202 303 1000
Fax: 202 303 2000

August 5, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,390

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,390 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares US Small Cap Value Factor ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Investment Objectives and Policies

The Fund seeks to track the investment results of the Russell 2000 Focused Value Select Index (the “Underlying Index”), which is an objective, rules-based, equal-weighted equity index provided by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index measures the performance of small-capitalization U.S. companies with prominent value factor characteristics, as determined by the Index Provider. The Underlying Index is a subset of the Russell 2000® Index (the “Parent Index”), which measures the performance of the small-capitalization segment of the U.S. equity market, as defined by the Index Provider.

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN  FRANCISCO    PARIS    LONDON    FRANKFURT    BRUSSELS    MILAN    ROME

Securities and Exchange Commission

August 5, 2020

The construction of the Underlying Index begins with the Parent Index and excludes companies that are ranked in the least liquid 20% (i.e. approximately 400 constituents) based on the 60-day average dollar value traded. The list of eligible constituents is then narrowed to exclude the top 20% of Parent Index constituents with the highest risk based on a 12-month trailing realized volatility. The list is further narrowed to exclude the top 20% of Parent Index constituents with the highest leverage, which is measured by comparing a company’s total debt to its total assets. Following these three initial screens, the remaining companies are evaluated to exclude companies with a negative sentiment score, which is determined by examining the prospective earnings per share estimates for the current and following fiscal year. The remaining companies are then ranked based on a weighted composite score of three value factor metrics; price-to-book, price-to earnings and price-to-cash flow from operations (the “Composite Score”). The top 250 ranked stocks are selected and equally weighted to form a baseline or target composition (the “Target Index”). The Underlying Index will be reviewed monthly and rebalanced to the Target Index if either of the following conditions are met: (i) the Underlying Index’s Composite Score is less than 90% of the Target Index’s Composite Score; or (ii) the Underlying Index has fewer than 200 securities. If no rebalance is triggered, the component securities of the Underlying Index and their weights will remain unchanged.

As of March 31, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities and other instruments of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included

Securities and Exchange Commission

August 5, 2020

in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

(2) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund. The portfolio managers are also specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,325, filed pursuant to Rule 485(a)(2) on March 25, 2020, relating to iShares ESG Aware Moderate Allocation ETF (“PEA 2,325”), which became effective on June 8, 2020.

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,325. The substantially similar sections are as follows:

In the Prospectus:

“More Information About the Fund,” “Portfolio Holdings Information,” “Management – Investment Adviser,” “Management – Administrator, Custodian and Transfer Agent,” “Management – Conflicts of Interest,” “Shareholder Information – Buying and Selling Shares,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Determination of Net Asset Value,” “Shareholder Information – Taxes,” “Shareholder Information – Taxes on Distributions,” “Shareholder Information – Taxes When Shares are Sold,” “Shareholder Information – Creations and Redemptions,” “Shareholder Information – Householding,” “Distribution,” and “Financial Highlights.”

In the Statement of Additional Information:

“General Description of the Trust and the Fund,” “Exchange Listing and Trading,” “Portfolio Holdings Information,” “Investment Policies - Fundamental Investment Policies,” “Investment Policies – Notations Regarding the Fund’s Fundamental Investment Policies,” “Continuous Offering,” “Management,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory,

Securities and Exchange Commission

August 5, 2020

Administrative and Distribution Services – Code of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Investment Advisory, Administrative and Distribution Services – Payments by BFA and its Affiliates,” “Determination of Net Asset Value,” “Brokerage Transactions,” “Additional Information Concerning the Trust,” “Creation and Redemption of Creation Units – General,” “Creation and Redemption of Creation Units – Fund Deposit,” “Creation and Redemption of Creation Units – Cash Purchase Method,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Role of the Authorized Participant,” “Creation and Redemption of Creation Units – Purchase Orders,” “Creation and Redemption of Creation Units – Timing of Submission of Purchase Orders,” “Creation and Redemption of Creation Units – Acceptance of Orders for Creation Units,” “Creation and Redemption of Creation Units – Issuance of a Creation Unit,” “Creation and Redemption of Creation Units – Costs Associated with Creation Transactions,” “Creation and Redemption of Creation Units – Redemption of Creation Units,” “Creation and Redemption of Creation Units – Cash Redemption Method,” “Creation and Redemption of Creation Units – Costs Associated with Redemption Transactions,” “Creation and Redemption of Creation Units – Placement of Redemption Orders,” “Creation and Redemption of Creation Units – Taxation on Creations and Redemptions of Creation Units,” “Taxes – Regulated Investment Company Qualifications,” “Taxes – Taxation of RICs,” “Taxes – Excise Tax,” “Taxes – Net Capital Loss Carryforwards,” “Taxes – Taxation of US Shareholders,” “Taxes – Sale of Shares,” “Taxes – Backup Withholding,” “Taxes – Sections 351 and 362,” “Taxes – Taxation of Certain Derivatives,” “Taxes – Qualified Dividend Income,” “Taxes – Corporate Dividends Received Deduction,” “Taxes – Excess Inclusion Income,” “Taxes – Reporting,” “Taxes – Other Taxes,” “Taxes – Taxation of Non-U.S. Shareholders,” “Financial Statements,” and “Miscellaneous Information.”

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

August 5, 2020

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Deepa Damre Smith

Marisa Rolland

Nick Cordell

Michael Gung

George Rafal

Jakob Edson